Long-Term Investment (Tables)	12 Months Ended
Jun. 30, 2025
Long-Term Investment [Abstract]
Schedule of Long-Term Investment
	As of June 30,
	2025	2024
Investments accounted for using the equity method:
Helport (Thailand) Co., Ltd (1)	$29,643	$-
Total	$29,643	$-

(1)	In April 2025, Helport Singapore established Helport (Thailand) Co., Ltd., in which it holds a 49% equity interest. Helport Singapore accounts for this equity investment using the equity method, as it has the ability to exert significant influence over the investee but does not possess control.